SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Disclosure of operating segments
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$8,839	$1,444	$3,675	$—	$13,958
Other revenues	306	358	4	—	668
Total revenues	$9,145	$1,802	$3,679	$—	$14,626

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$16,807	$2,608	$7,341	$—	$26,756
Other revenues	612	722	8	—	1,342
Total revenues	$17,419	$3,330	$7,349	$—	$28,098
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064

	Three Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,476	$706	$1,120	$—	$4,302	$10,324	$14,626
Direct operating costs (2)	(2,292)	(507)	(906)	(6)	(3,711)	(9,177)	(12,888)
General and administrative expenses	(33)	(33)	(33)	(26)	(125)	(185)	(310)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)(4)	19	—	—	—	19	—	19
Other income (expense), net (5)	—	9	—	—	9	14	23
Interest income (expense), net	(18)	(70)	(81)	(18)	(187)	(369)	(556)
Current income tax (expense) recovery	(14)	(6)	(17)	16	(21)	(54)	(75)
Equity accounted Adjusted EFO (6)	13	25	18	—	56	28	84
Adjusted EFO	151	124	101	(34)	342
Depreciation and amortization expense (2)(7)					(267)	(519)	(786)
Impairment reversal (expense), net					41	37	78
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(19)	—	(19)
Other income (expense), net (5)					(87)	(154)	(241)
Deferred income tax (expense) recovery					163	219	382
Non-cash items attributable to equity accounted investments (6)					(30)	(13)	(43)
Net income (loss)					$143	$151	$294
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $13,674 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $nil as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic ownership interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(218) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $9 million includes $9 million of net gains on the sale of property plant and equipment. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(87) million includes $45 million of net unrealized revaluation losses, $14 million of business separation expenses, stand-up costs and restructuring charges, $19 million of transaction costs and $9 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $41 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three month period ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $118 million, infrastructure services $340 million, industrials $328 million, and corporate and other $nil.

	Six Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,768	$1,318	$2,227	$—	$8,313	$19,785	$28,098
Direct operating costs (2)	(4,447)	(908)	(1,787)	(12)	(7,154)	(17,627)	(24,781)
General and administrative expenses	(65)	(62)	(65)	(53)	(245)	(365)	(610)
Gain (loss) on acquisitions / dispositions, net in equity (3)(4)	19	—	—	—	19	—	19
Other income (expense), net (5)	1	(1)	—	—	—	(1)	(1)
Interest income (expense), net	(43)	(117)	(149)	(29)	(338)	(678)	(1,016)
Current income tax (expense) recovery	(22)	(10)	(39)	29	(42)	(112)	(154)
Equity accounted Adjusted EFO (6)	20	43	36	—	99	55	154
Adjusted EFO	231	263	223	(65)	652
Depreciation and amortization expense (2)(7)					(502)	(986)	(1,488)
Impairment reversal (expense), net					41	37	78
Gain (loss) on acquisitions / dispositions, net in equity (3)					(19)	—	(19)
Other income (expense), net (5)					(115)	(201)	(316)
Deferred income tax (expense) recovery					161	251	412
Non-cash items attributable to equity accounted investments (6)					(47)	(16)	(63)
Net income (loss)					$171	$142	$313
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $26,269 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $nil as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic ownership interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(317) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $nil includes $6 million of net realized revaluation losses, $10 million of net gains on the sale of property plant and equipment and $4 million of other expenses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(115) million includes $47 million of net unrealized revaluation losses, $26 million of business separation expenses, stand-up costs and restructuring charges, $28 million of transaction costs and $14 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $91 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six month period ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $232 million, infrastructure services $591 million, industrials $665 million, and corporate and other $nil.

	Three Months Ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,401	$436	$716	$—	$3,553	$7,682	$11,235
Direct operating costs (2)	(2,220)	(325)	(574)	(4)	(3,123)	(6,873)	(9,996)
General and administrative expenses	(41)	(18)	(17)	(30)	(106)	(147)	(253)
Gain (loss) on acquisitions / dispositions, net (3)	—	—	7	—	7	8	15
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)(4)	—	—	163	—	163	—	163
Other income (expense), net (5)	(1)	1	—	—	—	(4)	(4)
Interest income (expense), net	(19)	(38)	(57)	(3)	(117)	(234)	(351)
Current income tax (expense) recovery	(30)	(1)	(32)	12	(51)	(67)	(118)
Equity accounted Adjusted EFO (6)	3	17	10	—	30	17	47
Adjusted EFO	93	72	216	(25)	356
Depreciation and amortization expense (2)(7)					(191)	(362)	(553)
Gain (loss) on acquisitions / dispositions, net (3)					—	1	1
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(163)	—	(163)
Other income (expense), net (5)					(30)	(63)	(93)
Deferred income tax (expense) recovery					41	40	81
Non-cash items attributable to equity accounted investments (6)					(28)	(12)	(40)
Net income (loss)					$(15)	$(14)	$(29)
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $10,549 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $16 million as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $163 million represents the partnership’s economic ownership interest in gains (losses) on dispositions of $163 million related to the disposition of the partnership’s investment in its graphite electrode operations.
(5)The sum of these amounts equates to other income (expense), net of $(97) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $nil includes $1 million of realized net revaluation losses and $1 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(30) million includes $8 million of net unrealized revaluation gains, $17 million of business separation expenses, stand-up costs and restructuring charges, $3 million of net losses on debt extinguishment/modification, and $18 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $7 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $121 million, infrastructure services $176 million, industrials $256 million, and corporate and other $nil.

	Six Months Ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,323	$916	$1,487	$—	$6,726	$14,338	$21,064
Direct operating costs (2)	(4,007)	(680)	(1,170)	(7)	(5,864)	(12,568)	(18,432)
General and administrative expenses	(75)	(35)	(40)	(52)	(202)	(302)	(504)
Gain (loss) on acquisitions / dispositions, net (3)	—	—	158	—	158	740	898
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)(4)	—	—	414	—	414	—	414
Other income (expense), net (5)	(3)	—	—	—	(3)	(14)	(17)
Interest income (expense), net	(31)	(77)	(115)	(7)	(230)	(469)	(699)
Current income tax (expense) recovery (6)	(48)	(8)	(123)	22	(157)	(163)	(320)
Equity accounted Adjusted EFO (7)	4	29	26	—	59	55	114
Adjusted EFO	163	145	637	(44)	901
Depreciation and amortization expense (2)(8)					(373)	(722)	(1,095)
Gain (loss) on acquisitions / dispositions, net (3)					474	451	925
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(414)	—	(414)
Impairment reversal (expense), net					(58)	(143)	(201)
Other income (expense), net (5)					(5)	(36)	(41)
Deferred income tax (expense) recovery					35	80	115
Current income tax (expense) recovery (6)					9	—	9
Non-cash items attributable to equity accounted investments(7)					(54)	(24)	(78)
Net income (loss)					$515	$1,223	$1,738
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $19,527 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $414 million represents the partnership’s economic interest in gains on $245 million related to the disposition of the partnership’s investment in its graphite electrode operations and $169 million related to the disposition of an investment in public securities.
(5)The sum of these amounts equates to other income (expense), net of $(58) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(3) million includes $2 million of realized net revaluation losses and $1 million of other expenses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(5) million includes $46 million of net unrealized revaluation gains, $24 million of business separation expenses, stand-up costs and restructuring charges, $4 million of transaction costs, $3 million of net gain on debt extinguishment/modification, and $20 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) of $(311) million as per the unaudited interim condensed consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $36 million as per the unaudited interim condensed consolidated statements of operating results.
(8)For the six month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $224 million, infrastructure services $348 million, industrials $523 million, and corporate and other $nil.
The following tables present the partnership’s assets by reportable operating segment as at June 30, 2022 and December 31, 2021:

	As at June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$26,942	$22,972	$27,285	$96	$77,295

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$20,376	$16,380	$27,315	$148	$64,219